Rule 497 Document

The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated April 1, 2020 to the prospectus dated May 1, 2019, for Calibrated Dividend Growth Portfolio, a series of Lord Abbett Series Fund, Inc. that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. 0000930413-20-000934).